Employee Benefit Plan, Description of Plan - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Description of Plan
NOTE 1 - DESCRIPTION OF THE PLAN
The following description of the IBM 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan prospectus (Summary Plan Description) and applicable Summaries of Material Modification (SMM) for a complete description of the Plan’s provisions.
General
The Plan was established by resolution of International Business Machines Corporation’s Retirement Plans Committee (the “Committee”) effective July 1, 1983 and Plan assets are held in trust for the benefit of its participants. The Plan offers all eligible active, full-time and part-time regular and long-term supplemental United States (U.S.) employees of International Business Machines Corporation (“IBM”) and certain of its domestic related companies and partnerships an opportunity to defer from 1 to 80 percent of their eligible compensation for before-tax 401(k) and/or Roth 401(k) contributions to any of 35 primary investment funds and about 160 mutual and commingled funds in an “Expanded Choice - Select Funds.” In addition, participants are able to contribute up to 10 percent of their eligible compensation on an after-tax basis. Annual contributions are subject to the legal limits permitted by Internal Revenue Service (“IRS”) regulations.
Participants have the choice to enroll in Managed Accounts, an account management service provided by Edelman Financial Engines for a fee which is deducted from the participant’s account.
Participants are provided the choice to enroll in a “disability protection program” under which a portion of the participant’s account is used to pay premiums to purchase term insurance (underwritten by Metropolitan Life Insurance Company), which will pay the amount of their before-tax 401(k) contributions into their accounts in the event the participant becomes disabled while insured. Effective January 1, 2024, the disability protection program choice was closed to new participants.
The Plan is dual qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended, and Section 1081.01(a) of the Puerto Rico Internal Revenue Code, as amended (the “PRIRC”). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Administration
The Plan is administered by the Committee, which appointed certain officials of IBM to assist in administering the Plan. The Committee appointed State Street Bank and Trust Company (“SSBT”), as Trustee, to safeguard the assets of the Plan and State Street Global Advisors (“SSGA”), the institutional investment management affiliate of SSBT, The Vanguard Group and other investment managers to direct investments in the various funds. Fidelity Workplace Services LLC (“Fidelity”) is the provider of record keeping and participant services, operator of the IBM Benefits Center – Provided by Fidelity for the Plan, in Raleigh, North Carolina as well as the provider of administrative services related to the Expanded Choice - Select Funds. Communication services are provided by Fidelity as well as The Vanguard Group.
Contributions
As previously disclosed, beginning January 1, 2024, IBM began providing a new cash balance retirement benefit to eligible employees under the company's existing U.S. Defined Benefit Qualified Personal Pension Plan (Qualified PPP) called the Retirement Benefit Account (RBA). IBM's contributions to the Plan ended and employees can continue to make contributions to the Plan.
Newly hired employees are automatically enrolled at 5 percent of eligible salary and performance pay after approximately 30 days of employment with IBM, unless they elect otherwise.

Participants are able to choose to have their contributions invested entirely in one of, or in any combination of, the 35 primary funds and about 160 mutual and commingled funds in the Expanded Choice - Select Funds, in multiples of one percent. If participants do not make an investment election, then contributions will be invested in the default Target Retirement fund that most closely corresponds to the year in which they will reach age 65.
Participants may change their deferral percentage and investment selection for future contributions at any time. The changes will take effect for the next eligible pay cycle if the request is completed before the applicable cutoff date. Also, participants may transfer part or all of existing account balances among funds in the Plan once daily, subject to the Plan restrictions on trading.
The Committee is committed to preserving the integrity of the Plan as a long-term savings vehicle for its employees. Frequent, short-term trading that is intended to take advantage of pricing lags in funds can harm long-term investors, or increase trading expenses in general. Therefore, the Plan has implemented frequent trading transaction restrictions and reserves the right to take other appropriate action to curb short-term transactions (buying/selling).
Participant Accounts
The Plan record keeper maintains an account in the name of each participant to which each participant’s contributions and share of the net earnings, losses and expenses, if any, of the various investment funds are recorded. The earnings on the assets held in each of the funds and all proceeds from the sale of such assets are held and reinvested in the respective funds.
Participants may transfer rollover contributions of before-tax and Roth 401(k) amounts from other qualified savings plans or Individual Retirement Accounts into their Plan account. Rollovers must be made in cash within the time limits specified by the IRS; stock or in-kind rollovers are not accepted. These rollovers are limited to active employees on the payroll of IBM (or affiliated companies) who have existing accounts in the Plan. Retirees are not eligible for such rollovers, except that a retiree or separated employee who has an existing account in the Plan may roll over a lump-sum distribution from an IBM-sponsored qualified retirement plan, including the IBM Personal Pension Plan. After-tax amounts may also be directly rolled over into the Plan from another qualified savings plan.
On each valuation date, the unit/share value of each fund is determined by dividing the current investment value of the assets in that fund on that date by the number of units/shares in the fund. The participant’s investment value of assets equals the market value of assets for all funds except the Interest Income Fund for which the participant’s investment value of assets equals the contract value of assets. In determining the unit/share value, new contributions that are to be allocated as of the valuation date are excluded from the calculation. On the next day, the cash related to new contributions is transferred into the fund and the number of additional units to be credited to a participant’s account for each fund, due to new contributions, is equal to the amount of the participant’s new contributions to the fund divided by the prior night’s unit value.
Contributions (with the exception of after-tax contributions and Roth 401(k) contributions) made to the Plan, as well as interest, dividends, or other earnings of the Plan are generally not included in the taxable income of the participant until withdrawal, at which time all earnings and contributions withdrawn generally are taxed as ordinary income to the participant. Additionally, withdrawals of pre-tax contributions by the participant before attaining age 59.5 are subject to a penalty tax of 10 percent unless an exception applies (e.g. at least 55 years of age when the participant terminates from IBM). After-tax contributions made to the Plan are not tax deferred, but are taxable income prior to the participant making the contribution. Any interest, dividends or other earnings on the after-tax contributions are generally not included in the taxable income of the participant until withdrawal, at which time all earnings withdrawn are generally taxed as ordinary income to the participant. Any distribution of earnings on after-tax contributions that are withdrawn by the participant before attaining age 59.5 are subject to a penalty tax of 10 percent unless an exception applies. Roth 401(k) contributions are not tax deferred, but are taxable income prior to the participant making the contribution. Interest, dividends or other earnings on Roth 401(k) contributions may not be taxable at withdrawal provided the participant has met the applicable rules.
Vesting
Participants in the Plan are at all times fully vested in their account balance, including employee contributions, prior IBM contributions and earnings thereon, if any.
Distributions
Participants who have terminated employment or are eligible for in-service distributions (e.g. have reached age 59.5) may request ad hoc distributions ($500 minimum) or a full distribution.
In addition, participants may also elect to receive the balance of their account in semi-monthly, monthly, quarterly, semi-annual or annual installments. Eligible participants may request installments over a fixed period of time or at a flat dollar amount ($500 minimum per period for a flat dollar election). Distributions are subject to Internal Revenue Code required minimum distribution rules.
Withdrawals for financial hardship are permitted provided they are for an immediate and significant financial need, and the distribution is necessary to satisfy that need. Employees must submit evidence of hardship to the record keeper who will determine whether the situation qualifies for a hardship withdrawal based on guidance from the Plan administrator. A hardship withdrawal is taxed as ordinary income to the employee and may be subject to the 10 percent additional tax on early distributions.
Effective September 1, 2025, the 401(k) Plan permits participants to take up to $22,000 in withdrawals without incurring the 10 percent early withdrawal penalty if a qualified federally declared disaster has impacted their principal place of residence. Eligible participants may elect this distribution in accordance with applicable Internal Revenue Code provisions and IRS guidance for qualified disaster distributions. Participants who take a qualified disaster withdrawal under this provision will have the option to repay all or part of the withdrawn amount to the Plan within three years from the date the distribution is made, as permitted under federal law.
If the participant dies and is married at the time of death, the participant’s spouse must be the beneficiary of the participant’s Plan account, unless the participant’s spouse has previously given written, notarized consent to designate another person as beneficiary. If the participant marries or remarries, any prior beneficiary designation is canceled and the spouse automatically becomes the beneficiary. If the participant is single, the beneficiary may be anyone previously designated by the participant under the Plan. In the absence of an effective designation under the Plan at the time of death, the proceeds normally will be paid in the following order: the participant’s spouse, the participant’s children in equal shares, or to surviving parents equally. If no spouse, child, or parent is living, payments will be made to the executors or administrators of the participant’s estate.
After the death of a participant, an account will be established for the participant’s beneficiary. If the beneficiary is a spouse or domestic partner, the beneficiary’s account may be maintained in the Plan, subject to IRS required minimum distributions. If the beneficiary is neither a spouse nor a domestic partner, the account will be paid to the beneficiary in a lump sum. Beneficiaries may roll over distributions from the Plan.
Participant Loans
Participants may borrow up to 50 percent of the value of their account balance, not to exceed $50,000, within a twelve month period. Loans will be granted in $1 increments subject to a minimum loan amount of $500. Participants are limited to two simultaneous outstanding Plan loans. Repayment of a loan is made through semi-monthly payroll deductions. Loans originated under the Plan have a repayment term of one to four years for a general purpose loan or one to 10 years for a primary residence loan. There are a limited number of outstanding loans originated under acquired company plans that were merged into the Plan having repayment terms greater than 10 years and up to a maximum term of 30 years. The loans originated under the Plan bear a fixed rate of interest, set quarterly, for the term of the loan, determined by the Plan administrator to be 1.25 points above the prime rate. The interest is credited to the participant’s account as the semi-monthly repayments of principal and interest are made. Interest rates on outstanding loans at December 31, 2025 and 2024 ranged from 3.25 percent to 10.75 percent.
Participants may prepay all or portion of the entire remaining loan principal at any time. Employees on an approved leave of absence may elect to make scheduled loan payments directly to the Plan. Participants may continue to contribute to the Plan while having an outstanding loan. A loan default is a taxable event to the participant and will be reported as such in the year of the loan default.
Participants who retire or separate from IBM and have outstanding Plan loans may make loan repayments via Automated Clearing House (ACH) deductions to continue monthly loan repayments according to their original amortization schedule.
Termination of Service
If the value of a participant’s account is $1,000 or less, it will be distributed to the participant in a lump-sum payment following the termination of the participant’s employment with IBM. If the account balance is greater than $1,000 at the time of separation, the participant may defer distribution of the account until the age the IRS requires distribution to begin.
Termination of the Plan
IBM reserves the right to terminate this Plan at any time by action of the Board of Directors of IBM. In that event, each participant or beneficiary receiving or entitled to receive payments under the Plan would receive the balance of the account at such time and in accordance with applicable law and regulations. In the event of a full or partial termination of the Plan, or upon complete discontinuance of contributions under the Plan, the rights of all affected participants in the value of their accounts would be non-forfeitable.
Risks and Uncertainties
Investment securities are exposed to various risks, such as interest rate and foreign currency movements, credit quality changes and overall market volatility. Interest rate risk is the risk of change in the market value of the assets due to a change in interest rates. Foreign currency risk is the risk of a change in market value due to the change in foreign currency exchange rates. Credit risk is the risk of change in the market value of assets due to the change in creditworthiness of the underlying issuer. Market risk is the possibility of losses due to factors that affect the overall performance of the financial markets. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits. The Plan provides for various investment options in the form of mutual funds, commingled funds or separately-managed funds. These funds invest in equities, fixed income securities, synthetic guaranteed investment contracts (“synthetic GICs”), and derivative contracts. The Plan is potentially exposed to credit loss in the event of non-performance by the companies with whom the Plan entered into the synthetic GICs. However, the Committee does not anticipate non-performance by these companies.
Securities Lending
The Plan implemented a securities lending program with the Trustee, for the Plan’s separately managed accounts. The program allows the Trustee to loan securities, which are assets of the Plan, to approved brokers/dealers (the “Borrowers”). Funds not included in this program are the IBM Stock Fund and Interest Income Fund.
The Trustee requires the Borrowers, pursuant to a security loan agreement, to deliver collateral to secure each loan in an amount that is at least equal to 102 percent of the fair value of the securities loaned. The Plan bears the risk of loss with respect to any unfavorable change in fair value of the invested cash collateral. However, the Borrowers bear the risk of loss related to the decrease in the fair value of the non-cash collateral and, therefore, would have to deliver additional securities to maintain the required collateral. In the event of default by any of the Borrowers, the Trustee shall indemnify the Plan by purchasing replacement securities equal to the number of unreturned loaned securities, to the extent that such replacement securities are available on the open market and if to the extent that such proceeds are insufficient or the collateral is unavailable, the purchase of replacement securities shall be made at Trustee’s expense or, if replacement securities are not able to be purchased, the Trustee shall credit the Plan for the market value of the unreturned securities. In each case, the Trustee would apply the proceeds from the collateral for such a loan to make the Plan whole.
Loans are collateralized as either cash or non-cash, in an amount equal to 102 percent to 105 percent of the fair value of the loan. Cash collateral is invested in a U.S. government money market account. Non-cash collateral accepted in the program are securities issued or guaranteed by the U.S. government or its agencies. On December 31, 2025, the Plan had $186 million of open loans backed by $137 million of cash collateral and $58 million of non-cash collateral (105 percent collateral). Securities lending may be permitted in certain commingled funds and in funds within the Expanded Choice – Select Funds. The prospectus for each fund will disclose if lending is permitted and the risks involved.

EBP, Risk and Uncertainty
Risks and Uncertainties
Investment securities are exposed to various risks, such as interest rate and foreign currency movements, credit quality changes and overall market volatility. Interest rate risk is the risk of change in the market value of the assets due to a change in interest rates. Foreign currency risk is the risk of a change in market value due to the change in foreign currency exchange rates. Credit risk is the risk of change in the market value of assets due to the change in creditworthiness of the underlying issuer. Market risk is the possibility of losses due to factors that affect the overall performance of the financial markets. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits. The Plan provides for various investment options in the form of mutual funds, commingled funds or separately-managed funds. These funds invest in equities, fixed income securities, synthetic guaranteed investment contracts (“synthetic GICs”), and derivative contracts. The Plan is potentially exposed to credit loss in the event of non-performance by the companies with whom the Plan entered into the synthetic GICs. However, the Committee does not anticipate non-performance by these companies.